Trade accounts receivables - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,354,237	R$ 9,132,860
Current | Current
Trade Accounts Receivables [Line Items]
Current financial assets	5,508,066	8,216,570
Overdue | Up to 30 days
Trade Accounts Receivables [Line Items]
Current financial assets	511,482	682,142
Overdue | From 31 to 60 days
Trade Accounts Receivables [Line Items]
Current financial assets	129,830	134,674
Overdue | From 61 to 90 days
Trade Accounts Receivables [Line Items]
Current financial assets	99,636	38,187
Overdue | From 91 to 120 days
Trade Accounts Receivables [Line Items]
Current financial assets	41,069	17,701
Overdue | From 121 to 180 days
Trade Accounts Receivables [Line Items]
Current financial assets	30,151	12,402
Overdue | From 181 days
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 34,003	R$ 31,184